Revenue Recognition - Revenue from External Customers by Products and Services (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Product and Service, Revenue [Line Items]
Revenue	$ 73,369	$ 89,272
Revenue from hardware, proprietary embedded firmware and accessories
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Product and Service, Revenue [Line Items]
Revenue	66,985	83,352
Revenue from services
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Product and Service, Revenue [Line Items]
Revenue	3,867	3,586
Revenue from SaaS
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Product and Service, Revenue [Line Items]
Revenue	$ 2,518	$ 2,334